Schedule of Income Per Share (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jun. 30, 2020
Net loss per common share
Net income (loss) and comprehensive income (loss) for the period	$ 4,315,403	$ 3,960,630		$ 13,860,884	$ 9,843,495
Basic income (loss) per share Weighted average number of common shares - basic	219,466,235	164,179,999	124,424,407	198,364,188	160,690,371	161,868,334	67,180,554
Net income (loss) per share – basic	$ 0.02	$ 0.02	$ (0.02)	$ 0.07	$ 0.06	$ (0.04)	$ (0.47)
Dilutive effect of convertible debentures	(502,389)			(1,945,686)
Dilutive effect of warrants on net income
Diluted net income (loss) and comprehensive income (loss) for the period	$ 3,813,014	$ 3,960,630		$ 11,915,198	$ 9,843,495
Diluted income (loss) per share	$ 219,466,234	$ 164,179,999		$ 198,364,188	$ 160,690,371
Warrants, broker options, and stock options, convertible debentures, and RSUs	98,738,276	150,000		52,317,205	150,000
Weighted average number of common shares - fully diluted	318,204,510	164,329,999		250,681,393	160,840,371
Net income (loss) per share - fully diluted	$ 0.01	$ 0.02		$ 0.05	$ 0.06